IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Billions
	Apr. 30, 2023	Oct. 31, 2022
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	$ 236.7	$ 232.1
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	444.5	443.0
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	$ 24.8	$ 22.5